Subsequent events (Details) - Feb. 27, 2024 - Potential ordinary share transactions $ in Millions	SFr / shares	USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in CHF per share) | SFr / shares	SFr 0.24
Dividends declared, amount | $		$ 137